Other operating income (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other operating income	$ 10,408	$ 9,431	$ 7,081
Other operating expense	(7,620)	(9,519)	(6,621)
Income from customer surcharges [Member]
IfrsStatementLineItems [Line Items]
Other operating income	3,031	3,771	4,556
Commissions on municipal taxes collection member
IfrsStatementLineItems [Line Items]
Other operating income	673	700	658
Fines to suppliers member
IfrsStatementLineItems [Line Items]
Other operating income	118	229
Services provided third parties member
IfrsStatementLineItems [Line Items]
Other operating income	616	482	707
Related parties [member]
IfrsStatementLineItems [Line Items]
Other operating income			127
Recovery Of Provision For Contingences [Member]
IfrsStatementLineItems [Line Items]
Other operating income			610
Income from nonreimbursable customer contributions member
IfrsStatementLineItems [Line Items]
Other operating income	62	91	78
Expense recovery member
IfrsStatementLineItems [Line Items]
Other operating income	50	61	208
Construction plan framework agreement member
IfrsStatementLineItems [Line Items]
Other operating income	3,013	4,012
Recovery Of Allowance For The Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Other operating income	2,650
Others member
IfrsStatementLineItems [Line Items]
Other operating income	195	85	137
Other operating expense	(45)	(402)	(273)
Gratification for services member
IfrsStatementLineItems [Line Items]
Other operating expense	(227)	(1,682)	(150)
Cost for services provided to third parties member
IfrsStatementLineItems [Line Items]
Other operating expense	(546)	(218)	(282)
Severance paid member
IfrsStatementLineItems [Line Items]
Other operating expense	(102)	(71)	(72)
Debit and credit tax member
IfrsStatementLineItems [Line Items]
Other operating expense	(1,947)	(2,081)	(2,406)
Provision for contingencies member
IfrsStatementLineItems [Line Items]
Other operating expense	(4,405)	(4,580)	(2,616)
Disposals of property plant and equipment member
IfrsStatementLineItems [Line Items]
Other operating expense	(348)	(485)	(442)
Refund of fines to suppliers member
IfrsStatementLineItems [Line Items]
Other operating expense			$ (380)